SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			12 Months Ended
	Jan. 16, 2026	May 13, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Reverse stock split		1-for-40	1 for 40
Federal deposit Insurance corporation coverage limit			$ 250,000
Excess of FDIC insurance limit			550,130	$ 0
Cash equivalents			0	0
Allowances or reserves			0	0
Unrecognized tax benefits			$ 0	0
Income Tax Examination, Penalties and Interest Expense				$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-40